General information and basis of presentation - Schedule of financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General information, recapitalization and basis of presentation.
Total current assets	¥ 5,358,968	¥ 6,374,276
Total non-current assets	2,709,390	2,508,106
Total assets	8,068,358	8,882,382	¥ 9,340,607
Total current liabilities	5,073,078	5,446,321
Total non-current liabilities	47,488	158,006
Total liabilities	5,120,566	5,604,327	5,505,525
Total revenue	3,521,591	4,357,462	4,098,037
Net loss	(371,476)	(928,026)	(1,330,513)
Net cash used in operating activities	(648,461)	(745,984)	(404,334)
Net cash generated from investing activities	318,634	1,873,169	388,435
Net cash generated from/(used in) financing activities	(213,605)	(694,066)	(1,611,781)
Net (decrease)/increase in cash and cash equivalents	(543,432)	433,119	(1,627,680)
Cash and cash equivalents at the beginning of the year	1,907,776	1,399,370	3,055,194
Cash and cash equivalents at the end of year	¥ 1,379,473	1,907,776	1,399,370
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
VIEs
General information, recapitalization and basis of presentation.
Registered capital, capital reserve and PRC statutory reserves	¥ 1,782,000	1,774,000
Total current assets	3,058,529	3,865,127
Total non-current assets	603,914	906,455
Total assets	3,662,443	4,771,582
Total current liabilities	6,676,641	7,645,984
Total non-current liabilities	24,291	27,902
Total liabilities	6,700,932	7,673,886
Total revenue	3,261,285	4,064,707	3,723,306
Net loss	(68,079)	(195,819)	(708,699)
Net cash used in operating activities	(149,778)	(618,574)	(439,174)
Net cash generated from investing activities	75,598	918,498	3,633
Net cash generated from/(used in) financing activities	(508,121)	368,778	108,564
Net (decrease)/increase in cash and cash equivalents	(582,301)	668,702	(326,977)
Cash and cash equivalents at the beginning of the year	906,252	237,550	564,527
Cash and cash equivalents at the end of year	¥ 323,951	¥ 906,252	¥ 237,550
VIEs | Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%	98.90%